Acquisition of Nautilus Offshore Services Inc. (Tables)	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Purchase Price Allocation
Assets:
Current assets	$22,609
Vessels	97,100
Goodwill	7,002
Above-market acquired time charters	12,474
Other non-current assets	5,562
Total assets acquired	144,747

Liabilities:
Total current liabilities	12,691
Total non-current liabilities	39,988
Total liabilities assumed	52,679

Fair value of non - controlling interests	1,500

Net assets acquired	$90,568

Consideration paid	87,000
Working capital adjustment	3,568
Total consideration	90,568

Amortization Schedule
	Amortization Schedule
	Balance as of December 31, 2015	Amortization and write off as of June 30, 2016	Remaining 2016	2017
Above-market acquired time charters	$11,007	$7,795	$1,712	$1,500